5a. Marketable Securities Classified as Trading Securities (Tables)	12 Months Ended
Dec. 31, 2015
A. Marketable Securities Classified As Trading Securities Tables
Schedule of unrealized holding loss
		Fair Market	Holding
	Cost	Value	Gain (Loss)
December 31, 2015	$42,504	$33,366	$(5,497)
December 31, 2014	$42,504	$38,863	$2,353